Reinsurance	12 Months Ended
Dec. 31, 2017
Reinsurance
(8)	Reinsurance
The Company primarily enters into reinsurance agreements to manage risk resulting from its life and accident and health businesses, as well as businesses the Company has chosen to exit.
In the normal course of business, the Company seeks to limit its exposure to loss by ceding risks under yearly renewal term and coinsurance. The Company generally retained between $50 and $1,500 coverage per individual life depending on the type of policy for the years ended December 31, 2017 and 2016.
The Company monitors the financial exposure and financial strength of the reinsurers on an ongoing basis. The Company attempts to mitigate risk by securing recoverable balances with various forms of collateral, including arranging trust accounts and letters of credit with certain reinsurers.
The effect of reinsurance on premiums is disclosed in Schedule IV in the Financial Statements.
The effect of reinsurance on benefits for the respective years ended December 31 is shown below:

	2017	2016	2015
Direct benefits
Life	$630	659	860
Annuities	1,869	2,432	81,687
Accident and health	6,203	3,620	6,220
Total direct benefits	8,702	6,711	88,767
Less: Ceded to other companies
Life	354	535	412
Accident and health	587	564	844
Total ceded to other companies	941	1,099	1,256
Total benefits	$7,761	5,612	87,511
Components of the Company's reinsurance and investment contract recoverables as of December 31 are shown below:

	2017	2016
Life	$178	337
Accident and health	4,127	3,760
Total reinsurance and investment contract recoverables	$4,305	4,097
The Life, Annuities, and Accident and health categories presented in the tables above are prescribed splits based on product and will differ from the results of the segments disclosed within note 19.
The Company did not write off any uncollectible recoverables during 2017 or 2016.